Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross amount of goodwill
Balance at beginning of period	SFr 8,440	SFr 8,431	SFr 8,317
Foreign currency translation impact		9	117
Other		0	(3)
Balance at end of period		8,440	8,431	SFr 8,317
Accumulated impairment
Balance at beginning of period	5,537	5,514	3,891
Goodwill impairment		23	1,623	0
Balance at end of period		5,537	5,514	3,891
Net book value
Net book value		2,903	2,917
Operating Segments | Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,304	1,323	1,299
Foreign currency translation impact		4	27
Other		(23)	(3)
Balance at end of period		1,304	1,323	1,299
Accumulated impairment
Balance at beginning of period	0	0	0
Goodwill impairment		0	0
Balance at end of period		0	0	0
Net book value
Net book value		SFr 1,304	1,323
Percentage by which goodwill fair value exceeds carrying value		10.00%
Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	5,525	SFr 5,502	5,459
Foreign currency translation impact		0	43
Other		23	0
Balance at end of period		5,525	5,502	5,459
Accumulated impairment
Balance at beginning of period	5,525	5,502	3,879
Goodwill impairment	30	23	1,623
Balance at end of period		5,525	5,502	3,879
Net book value
Net book value		0	0
Operating Segments | Swiss Bank
Gross amount of goodwill
Balance at beginning of period	488	487	479
Foreign currency translation impact		1	8
Other		0	0
Balance at end of period		488	487	479
Accumulated impairment
Balance at beginning of period	0	0	0
Goodwill impairment		0	0
Balance at end of period		0	0	0
Net book value
Net book value		488	487
Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period	1,111	1,107	1,068
Foreign currency translation impact		4	39
Other		0	0
Balance at end of period		1,111	1,107	1,068
Accumulated impairment
Balance at beginning of period	0	0	0
Goodwill impairment		0	0
Balance at end of period		0	0	0
Net book value
Net book value		SFr 1,111	1,107
Percentage by which goodwill fair value exceeds carrying value		10.00%
Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at beginning of period	12
Balance at end of period		SFr 12
Bank
Gross amount of goodwill
Balance at beginning of period	7,758	7,748	7,646
Foreign currency translation impact		10	105
Other		0	(3)
Balance at end of period		7,758	7,748	7,646
Accumulated impairment
Balance at beginning of period	4,890	4,867	3,891
Goodwill impairment		23	976	0
Balance at end of period		4,890	4,867	3,891
Net book value
Net book value		2,868	2,881
Bank | Operating Segments | Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,281	1,300	1,275
Foreign currency translation impact		4	28
Other		(23)	(3)
Balance at end of period		1,281	1,300	1,275
Accumulated impairment
Balance at beginning of period	0	0	0
Goodwill impairment		0	0
Balance at end of period		0	0	0
Net book value
Net book value		1,281	1,300
Bank | Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	4,878	4,855	4,825
Foreign currency translation impact		0	30
Other		23	0
Balance at end of period		4,878	4,855	4,825
Accumulated impairment
Balance at beginning of period	4,878	4,855	3,879
Goodwill impairment		23	976
Balance at end of period		4,878	4,855	3,879
Net book value
Net book value		0	0
Bank | Operating Segments | Swiss Bank
Gross amount of goodwill
Balance at beginning of period	481	480	472
Foreign currency translation impact		1	8
Other		0	0
Balance at end of period		481	480	472
Accumulated impairment
Balance at beginning of period	0	0	0
Goodwill impairment		0	0
Balance at end of period		0	0	0
Net book value
Net book value		481	480
Bank | Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period	1,106	1,101	1,062
Foreign currency translation impact		5	39
Other		0	0
Balance at end of period		1,106	1,101	1,062
Accumulated impairment
Balance at beginning of period	0	0	0
Goodwill impairment		0	0
Balance at end of period		0	0	SFr 0
Net book value
Net book value		1,106	SFr 1,101
Bank | Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at beginning of period	12
Balance at end of period		SFr 12
The Klein Group LLC (MK&C) [Member] | Operating Segments | Investment Bank
Accumulated impairment
Goodwill impairment	SFr 60